Redeemable Convertible Preferred Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Redeemable Convertible Preferred Stock
Schedule of Redeemable Convertible Preferred Stock

The table below presents Legacy Serina redeemable convertible preferred stock information adjusted for the 0.9768265 Exchange Ratio (in thousands other than per share price).

Preference Order	Designation	Shares Designated	Shares Issued and Outstanding	Issue Price per Share	Liquidation Preference
#1	Series A Preferred Stock	391	391	$5.12	$2,000
#2	Series A-1 Preferred Stock	293	293	6.82	1,998
#3	Series A-2 Preferred Stock	1,091	1,091	10.17	11,085
#4	Series A-3 Preferred Stock	487	487	12.80	6,240
#5	Series A-4 Preferred Stock	702	702	13.31	9,347
#6	Series A-5 Preferred Stock	1,954	474	13.31	5,734
		4,918	3,438		$36,404

Redeemable convertible preferred stock was as follows as of December 31, 2023:

Preference Order	Designation	Shares Designated	Shares Issued	Shares Outstanding	Issue Price per Share	Liquidation Preference
#1	Series A Preferred Stock	400,000	400,000	400,000	$5.00	$2,000,000
#2	Series A-1 Preferred Stock	300,000	300,000	300,000	$6.66	$1,998,000
#3	Series A-2 Preferred Stock	1,117,013	1,117,013	1,117,013	$9.93793	$11,085,291
#4	Series A-3 Preferred Stock	499,200	499,200	499,200	$12.50	$6,240,000
#5	Series A-4 Preferred Stock	718,997	718,997	718,997	$13.00	$9,346,961
#6	Series A-5 Preferred Stock	2,000,000	484,918	484,918	$13.00	$5,733,832
		5,035,210	3,520,128	3,520,128		$36,404,084

Redeemable convertible preferred stock was as follows as of December 31, 2022:

Preference Order	Designation	Shares Designated	Shares Issued	Shares Outstanding	Issue Price per Share	Liquidation Preference
#1	Series A Preferred Stock	400,000	400,000	400,000	$5.00	$2,000,000
#2	Series A-1 Preferred Stock	300,000	300,000	300,000	$6.66	$1,998,000
#3	Series A-2 Preferred Stock	1,122,077	1,117,013	1,117,013	$9.94	$11,085,291
#4	Series A-3 Preferred Stock	499,200	499,200	499,200	$12.50	$6,240,000
#5	Series A-4 Preferred Stock	718,997	718,997	718,997	$13.00	$9,346,961
#6	Series A-5 Preferred Stock	2,000,000	367,015	367,015	$13.00	$4,771,248
		5,040,274	3,402,225	3,402,225		$35,441,500